Related-Party Transactions - Compensation Expenses of Key Management Personnel (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	¥ 1,511	¥ 1,450	¥ 1,693
Share-based compensation	¥ 752	¥ 615	¥ 868